				 UNITED STATES
		        SECURITIES AND EXCHANGE COMMISSION
			    Washington, D.C. 20549


				   Form 13F

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     9-30-10
                                                ------------

Check here if Amendment [ ]; Amendment Number:
                                                ------------

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

  Name:       DORSEY & WHITNEY TRUST COMPANY LLC
              --------------------------------------
              C/O TROY STEINBECK
              --------------------------------------
  Address:    401 E. EIGHTH STREET, SUITE 319
              --------------------------------------
              SIOUX FALLS, SD 57103
              --------------------------------------

Form 13F File Number:  28- 12732
                          -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    CARL SCHMIDTMAN
         -----------------------------
Title:   CHIEF OPERATING OFFICER
         -----------------------------
Phone:   6053366832
         -----------------------------


Signature, Place, and Date of Signing:
/S/ CARL SCHMIDTMAN     SIOUX FALLS, SD     11-12-10
- ------------------   ----------------    ---------
     [Signature]        [City, State]       [Date]

Report Type (Check only one.):

[ ]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]	13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:



Form 13F File Number        Name

28-                         MAIRS AND POWER, INC.
   ------------------       --------------------------



			      FORM 13F SUMMARY PAGE

			Report Summary:

Number of Other Included Managers:                1
                                         -------------------

Form 13F Information Table Entry Total:          68
                                         -------------------

Form 13F Information Table Value Total:       $195,713 (x1000)
                                         -------------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  NO.     FORM 13F FILE NUMBER NAME       NAME

   1      28-                             MAIRS AND POWER, INC.
  ----    -------------------------       ---------------------------

						FORM 13F INFORMATION TABLE

ITEM 1                              ITEM 2    ITEM 3      ITEM 4       ITEM 5               ITEM 6      ITEM 7      ITEM 8

                                                                                                                    VOTING
                                    TITLE of              VALUE                     SH/     INVSTMT                 AUTHORITY
NAME OF ISSUER                      CLASS     CUSIP       (X$1000)     SHARES       PRN     DISCR       MANAGERS    NONE
COMMON STOCK

ABBOTT LABS                         COM       002824100       602         11,530    SH      OTHER       1              11,530
AMERICAN EXPRESS CO                 COM       025816109       227          5,400    SH      OTHER       1               5,400
ASSOCIATED BANC CORP                COM       045487105       975         73,930    SH      OTHER       1              73,930
BADGER METER INC                    COM	      056525108       590         14,569    SH      OTHER       1              14,569
BALL CORP                           COM       058498106       353          6,000    SH      OTHER       1               6,000
BAXTER INTERNATIONAL INC            COM       071813109     3,419         71,670    SH      OTHER       1              71,670
BEMIS CO                            COM       081437105     3,944        124,210    SH      OTHER       1             124,210
BERKSHIRE HATHAWAY INC CL-B         COM       084670702       215          2,600    SH      OTHER       1               2,600
BP PLC SPONS ADR                    COM       055622104     2,616         63,534    SH      OTHER       1              63,534
BRISTOL MYERS SQUIBB CO             COM       110122108       682         25,150    SH      OTHER       1              25,150
CATERPILLAR INC                     COM       149123101       330          4,200    SH      OTHER       1               4,200
CH ROBINSON WORLDWIDE INC	    COM       12541W209       886         12,675    SH      OTHER       1              12,675
CHEVRON CORPORATION                 COM       166764100       866         10,690    SH      OTHER       1              10,690
CONOCOPHILLIPS                      COM       20825C104     1,631         28,403    SH      OTHER       1              28,403
CORNING INC                         COM       219350105     2,694        147,350    SH      OTHER       1             147,350
DAKTRONICS, INC.                    COM       234264109       259         26,330    SH      OTHER       1              26,330
DEERE & CO                          COM       244199105       279          4,000    SH      OTHER       1               4,000
DONALDSON INC                       COM       257651109     3,766         79,908    SH      OTHER       1              79,908
DU PONT E I DE NEMOURS & CO         COM       263534109       312          7,000    SH      OTHER       1               7,000
ECOLAB INC COM                      COM       278865100     3,475         68,490    SH      OTHER       1              68,490
ELI LILLY & CO.                     COM       532457108     1,455         39,820    SH      OTHER       1              39,820
EMERSON ELECTRIC                    COM       291011104     6,357        120,720    SH      OTHER       1             120,720
EXXON MOBIL CORP                    COM       30231G102     3,375         54,614    SH      OTHER       1              54,614
FASTENAL CO                         COM       311900104     2,615         49,161    SH      OTHER       1              49,161
FISERV				    COM	      337738108     2,782         51,692    SH      OTHER       1              51,692
G & K SVCS INC CL A                 COM       361268105       397         17,350    SH      OTHER       1              17,350
GENERAL ELECTRIC CORP               COM       369604103     4,133        254,354    SH      OTHER       1             254,354
GENERAL MLS INC                     COM       370334104     5,614        153,650    SH      OTHER       1             153,650
GRACO INC                           COM       384109104     3,617        113,980    SH      OTHER       1             113,980
HAWKINS INC                         COM       420261109       531         15,000    SH      OTHER       1              15,000
HOME DEPOT INC                      COM       437076102     3,632        114,635    SH      OTHER       1             114,635
HONEYWELL INTERNATIONAL INC         COM       438516106     4,327         98,480    SH      OTHER       1              98,480
HORMEL FOODS CORP                   COM       440452100     3,702         83,005    SH      OTHER       1              83,005
INTEL CORP                          COM       458140100     2,024        105,400    SH      OTHER       1             105,400
INTL. BUSINESS MACHINES CORP        COM       459200101     1,838         13,705    SH      OTHER       1              13,705
JOHNSON & JOHNSON                   COM       478160104     5,107         82,430    SH      OTHER       1              82,430
JP MORGAN CHASE & CO                COM       46625H100       429         11,265    SH      OTHER       1              11,265
KIMBERLY-CLARK CORP                 COM       494368103     1,476         22,684    SH      OTHER       1              22,684
</TABLE

ITEM 1                              ITEM 2    ITEM 3      ITEM 4       ITEM 5               ITEM 6      ITEM 7      ITEM 8

                                                                                                                    VOTING
	                            TITLE of              VALUE                     SH/     INVSTMT                 AUTHORITY
NAME OF ISSUER                      CLASS     CUSIP       (X$1000)     SHARES       PRN     DISCR       MANAGERS    NONE
MEDTRONIC INC                       COM       585055106     8,295        247,017    SH      OTHER       1             247,017
MERCK & CO INC                      COM       589331107     1,466         39,829    SH      OTHER       1              39,829
MICROSOFT CORP                      COM       594918104       566         23,093    SH      OTHER       1              23,093
MMM CO                              COM       88579Y101     5,443         62,770    SH      OTHER       1              62,770
MTS SYS CORP                        COM       553777103       576         18,570    SH      OTHER       1              18,570
PATTERSON COS INC                   COM       703395103     2,741         95,675    SH      OTHER       1              95,675
PENTAIR INC                         COM       709631105     3,405        101,255    SH      OTHER       1             101,255
PFIZER INC                          COM       717081103     2,037        118,621    SH      OTHER       1             118,621
PRINCIPAL FINANCIAL GROUP           COM       74251V102     2,258         87,103    SH      OTHER       1              87,103
PROCTER & GAMBLE COMPANY            COM       742718109       977         16,288    SH      OTHER       1              16,288
SCHLUMBERGER LTD                    COM       806857108     3,749         60,850    SH      OTHER       1              60,850
ST JUDE MED INC                     COM       790849103     1,535         39,012    SH      OTHER       1              39,012
STRATASYS INC			    COM	      862685104       630         22,744    SH      OTHER       1              22,744
SURMODICS INC                       COM       868873100       229         19,225    SH      OTHER       1              19,225
TARGET CORP                         COM       87612E106     6,706        125,482    SH      OTHER       1             125,482
TCF FINANCIAL                       COM       872275102     2,790        172,300    SH      OTHER       1             172,300
TECHNE CORP                         COM       878377100     2,701         43,750    SH      OTHER       1              43,750
TORO CO                             COM       891092108       727         12,925    SH      OTHER       1              12,925
UNITED PARCEL SVC INC               COM       911312106     3,217         48,240    SH      OTHER       1              48,240
UNITED TECHNOLOGIES                 COM       913017109       228          3,200    SH      OTHER       1               3,200
US BANCORP                          COM       902973304     3,875        179,218    SH      OTHER       1             179,218
VALSPAR CORP                        COM       920355104     4,654        146,125    SH      OTHER       1             146,125
VERIZON COMMUNICATIONS              COM       92343V104     1,500         46,041    SH      OTHER       1              46,041
WALGREEN CO			    COM       931422109       580         17,300    SH      OTHER       1              17,300
WALT DISNEY CO			    COM       254687106     1,960         59,225    SH      OTHER       1              59,225
WELLS FARGO & CO                    COM       949746101     4,290        170,815    SH      OTHER       1             170,815
WESTERN UNION CO                    COM       959802109     2,124        120,210    SH      OTHER       1             120,210
XCEL ENERGY INC                     COM       98389B100     1,194         52,000    SH      OTHER       1              52,000
ZIMMER HLDGS INC                    COM       98956P102     2,849         54,450    SH      OTHER       1              54,450

ITEM 1                              ITEM 2    ITEM 3      ITEM 4       ITEM 5               ITEM 6      ITEM 7      ITEM 8

                                                                                                                    VOTING
                                    TITLE of              VALUE                     SH/     INVSTMT                 AUTHORITY
NAME OF ISSUER                      CLASS     CUSIP       (X$1000)     SHARES       PRN     DISCR       MANAGERS    NONE

PACCAR INC                          COM       693718108    40,880        849,022    SH      SOLE                      849,022




GRAND TOTALS                                              195,713      5,241,939                                    5,241,939